Average Annual Total Returns - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Retailing Portfolio	Apr. 29, 2025
Select Retailing Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	23.41%
Past 5 years	13.50%
Past 10 years	14.50%
Select Retailing Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.70%
Past 5 years	11.07%
Past 10 years	13.02%
Select Retailing Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	15.89%
Past 5 years	10.43%
Past 10 years	11.94%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1523
Average Annual Return:
Past 1 year	23.82%
Past 5 years	15.58%
Past 10 years	15.59%